Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,224,627	¥ 1,183,344
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	1,075,545	1,013,307
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 149,082	¥ 170,037